Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Zoetis Inc.
Entity Central Index Key	0001555280
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35797
Entity Tax Identification Number	46-0696167
Entity Address, Address Line One	10 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	822-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Nov. 05, 2026